UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road
           Nashville, TN  37205-2290


Form 13F File Number:     28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-298-7606

Signature, Place, and Date of Signing:

/s/ Richard C. Patton                  Nashville, TN                  02/07/2006
[Signature]                            [City, State]                  [Date]

Report  Type  (Check  only  one):

[X]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Number of Other Included Managers:            0
                                         ----------

Form 13F Information Table Entry Total:       58
                                         ----------

Form 13F Information Table Value Total:       $815,176
                                             -----------
                                             (thousands)
List of Other Included Managers:  Not Applicable


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
                                              FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/   INVSTMT    OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ----------- -------- ---- ------ ----
ALLIANCE CAP MGMT HLDG LP      UNIT LTD PRTN    01855A101    22684  401550 SH  0    DEFINED (1)             X      0    0
ANHEUSER B JAN 050**** LONG    COM              035229103     1289   30000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/21/06
ARCH COAL INC                  COM              039380100     6365   80068 SH  0    DEFINED (1)             X      0    0
ARCH COAL JAN 030 **** LONG    COM              039380100     5963   75000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/19/08
ARCH COAL JAN 060 ****LONG     COM              039380100     2385   30000 SH  PUT  DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/19/08
AVON PRODS INC.                COM              54303102      2427   85000 SH  0    DEFINED (1)             X      0    0
BANK OF AMERICA CORP           COM              060505104     9461  205000 SH  0    DEFINED (1)             X      0    0
BP PLC SPONSORED ADR           COM              055622104     4817   75000 SH  0    DEFINED (1)             X      0    0
CBRL GROUP INC                 COM              12489V106    45385 1291182 SH  0    DEFINED (1)             X      0    0
CBRL GROUP INC. JUN 35.00      COM              12489V107     5273  150000 SH  PUT  DEFINED (1)             X      0    0
CLAIRES STORES INC             COM              179584107    12661  433300 SH  0    DEFINED (1)             X      0    0
CONSOL ENERGY INC              COM              20854P109    33098  507800 SH  0    DEFINED (1)             X      0    0
CONSOL ENERGY JAN 030 LT       COM              20854P109     5214   80000 SH  CALL DEFINED (1)             X      0    0
OPTION EXP 1/21/06
CONSOL ENERGY JAN 030 LT       COM              20854P109     8799  135000 SH  CALL DEFINED (1)             X      0    0
OPTION EXP 1/20/07
CONSOL ENERG JAN 060 ****LONG  COM              20854P109     3259   50000 SH  PUT  DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
COPART INC                     COM              217204106    11530  500000 SH  0    DEFINED (1)             X      0    0
CORINTHIAN COLLEGES INC        COM              218868107     9710  825000 SH  0    DEFINED (1)             X      0    0
CORINTHIAN C JAN 12.50****     COM              218868107     5814  494000 SH  PUT  DEFINED (1)             X      0    0
LONG TERM OPTIONS EXP
01/20/07
CORINTHIAN C JAN 010**** LONG  COM              218868107    13987 1188400 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
CORRECTIONS CORP AMER COM NEW  COM NEW          22025Y407    25885  575600 SH  0    DEFINED (1)             X      0    0
CORRECTIONS CORP JUN 40.00     COM              22025Y407     6296  140000 SH  PUT  DEFINED (1)             X      0    0
CORRECTIONS CORP JUN 45.00     COM              22025Y407     2249   50000 SH  PUT  DEFINED (1)             X      0    0
ELAN CORP PLC - SPONS ARD      ADR              284131208    27860 2000000 SH  0    DEFINED (1)             X      0    0
ELAN CP PLC JAN 005 ****LONG   ADR              284131208     4179  300000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 2.50****LONG   ADR              284131208     3483  250000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 010 ****LONG   ADR              284131208     5572  400000 SH  PUT  DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JAN 7.50****LONG   ADR              284131208     1393  100000 SH  PUT  DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
ELAN CP PLC JUL 010 ****       ADR              284131208    27860 2000000 SH  PUT  DEFINED (1)             X      0    0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     7368  180800 SH  0    DEFINED (1)             X      0    0
EXXON MOBIL CORP EQUITY        COM              30231G102    23591  420000 SH  0    DEFINED (1)             X      0    0
GENERAL MTRS JAN 050 ****LONG  COM              370442105     1942  100000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/19/08
GENERAL MTRS JAN 055 ****LONG  COM              370442105     3884  200000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/19/08
HASBRO INC                     COM              418056107     9353  463500 SH  0    DEFINED (1)             X      0    0
IAC INTERACTIVE CORP           COM              44919P300    22506  795000 SH  0    DEFINED (1)             X      0    0
INGRAM MICRO INC-CL A          CL A             457153104     7023  352400 SH  0    DEFINED (1)             X      0    0
INTERNATIONAL SPEEDWAY JAN 035 COM              460335201    11879  248000 SH  CALL DEFINED (1)             X      0    0
AMEX LONG TERM OPTIONS EXP
01/21/06
JO-ANN STORES INC              COM              47758P307     2242  190000 SH  0    DEFINED (1)             X      0    0
KRISPY KRME DOUGHNUTS INC      COM              501014104    32956 5741500 SH  0    DEFINED (1)             X      0    0
MASSEY ENERGY CORP             COM              576206106    14031  370500 SH  0    DEFINED (1)             X      0    0
MASSEY ENRGY APR 040 CBOE      COM              576206106     3030   80000 SH  PUT  DEFINED (1)             X      0    0
MERCURY INTERACTIVE CORP       COM              589405109    30847 1110000 SH  0    DEFINED (1)             X      0    0
MERCURY INTER CP JAN 45.00     COM              589405109     6600  237500 SH  CALL DEFINED (1)             X      0    0
MERCURY INTER CP JAN 50.00     COM              589405109     7242  260600 SH  CALL DEFINED (1)             X      0    0
MERCURY INTER CP APR. 20.00    COM              589405109    30847 1110000 SH  PUT  DEFINED (1)             X      0    0
MICROSOFT CORP                 COM              594918104    28373 1085000 SH  0    DEFINED (1)             X      0    0
NBTY INC                       COM              628782104    21367 1314884 SH  0    DEFINED (1)             X      0    0
NRG ENERGY INC                 COM NEW          629377508   114134 2422200 SH  0    DEFINED (1)             X      0    0
NRG ENERGY JAN 030 ****LONG    COM NEW          629377508     4712  100000 SH  CALL DEFINED (1)             X      0    0
TERM OPTIONS EXP 01/20/07
NRG ENERGY JAN 025 ****TERM    COM NEW          629377508     9424  200000 SH  CALL DEFINED (1)             X      0    0
OPTIONS EXP 01/19/08
OCCIDENTAL PETE CORP DEL       COM              674599105     4793   60000 SH  0    DEFINED (1)             X      0    0
REGIS CORP MINN                COM              758932107    10290  266800 SH  0    DEFINED (1)             X      0    0
RELIANT ENERGY INC             COM              75952B105     9391  910000 SH  0    DEFINED (1)             X      0    0
TALBOTS INC                    COM              874161102    12427  446700 SH  0    DEFINED (1)             X      0    0
TENET HEALTHCARE CORP          COM              88033G100     6473  845000 SH  0    DEFINED (1)             X      0    0
TJX COS INC NEW                COM              872540109     2369  102000 SH  0    DEFINED (1)             X      0    0
UNITED STATES STL CORP NEW     COM              912909108    10095  210000 SH  0    DEFINED (1)             X      0    0
UTSTARCOM INC SUB NT CONV      BOND             918076AB6     5679 7000000 PRN 0    DEFINED (1)             X      0    0
WAL-MART STORES INC            COM              931142103    45410  970300 SH  0    DEFINED (1)             X      0    0

(1)  Courage  Investments,  Inc.  is  the  general  partner of private investment funds managed by the Reporting Manager.
However,  the  Reporting  Manager  has  discretion  over  the  investment and voting decisions with respect to securities directly  owned  by  such  funds  pursuant  to  investment  management  agreements.  Similarly, the Reporting Manager has discretion  over  the  investment  and  voting  decisions  with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.
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